Plant, Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Plant, Property and Equipment, Net [Abstract]
Depreciation expense	$ 4,875,028	$ 3,249,396	$ 750,220